Summary of Significant Accounting Policies (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Synthetic Investment Contract | EBP 001
EBP, Accounting Standard Update and Change in Accounting Principle [Line Items]
Contract value	$ 70,405,093	$ 76,368,636